CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 57,075	$ 58,998	$ 49,582
Cost of revenues	31,814	31,809	24,989
Gross profit	25,261	27,189	24,593
Research and development costs	5,260	3,788	2,985
Selling and marketing expenses	10,581	11,403	9,454
General and administrative expenses	16,228	16,748	12,103
Other expenses	2,198	416	548
Operating loss	(9,006)	(5,166)	(497)
Financial income	4,833	8,833	381
Financial expenses	(1,791)	(2,355)	(13,353)
Profit (loss) before taxes on income	(5,964)	1,312	(13,469)
Tax expenses	891	1,097	455
Net profit (loss)	(6,855)	215	(13,924)
Other comprehensive income:
Re-measurement gain on defined benefit plans	52	581	280
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(2,119)	(6,699)	859
Total other comprehensive income	(2,067)	(6,118)	1,139
Total comprehensive loss	(8,922)	(5,903)	(12,785)
Net profit (loss) attributable to:
Equity holders of the Company	(7,056)	(76)	(14,110)
Non-controlling interests	201	291	186
Net profit (loss)	(6,855)	215	(13,924)
Comprehensive income (loss) attributable to:
Equity holders of the Company	(9,001)	(5,775)	(12,971)
Non-controlling interests	79	(128)	186
Total comprehensive loss	$ (8,922)	$ (5,903)	$ (12,785)
Earnings per share:
Basic loss	$ (0.43)	$ (0.01)	$ (1)
Diluted loss	$ (0.54)	$ (0.49)	$ (1)